INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES

(9) INCOME TAXES

The Company, its subsidiaries and consolidated VIEs file separate income tax returns.

Cayman

Under the current laws of Cayman Islands, the Company is not subject to tax on their income or capital gains. In addition, no Cayman Islands withholding tax is imposed upon any payments of dividends.

China

In 2007, the PRC enacted a new Corporate Income Tax ("CIT") Law and promulgated related regulations, effective from January 1, 2008, which impose a unified income tax rate of 25% for both domestic and foreign invested enterprises. Enterprises qualified as "High New Technology Enterprises ("HNTE")" enjoy a preferential CIT rate of 15%. eLong Information and Beijing eLong Information Technology Co., Ltd. ("Beijing Information"), a VIE, have each been certified as a HNTE and enjoyed a reduced CIT rate of 15% for fiscal years 2008, 2009 and 2010.

In 2011, Beijing Information no longer qualified for HNTE certification, and thus was taxed at the unified income tax rate of 25% for 2011 and thereafter. In 2011, eLong Information renewed its HNTE status and Beijing Xici Interactive Information Technology Co. Ltd ("Beijing Xici") received HNTE certification. Both of these companies enjoyed the reduced CIT rate of 15% in 2011 and 2012, and should continue to enjoy the reduced CIT rate of 15% in 2013 if they qualify.

Three Shenzhen branches of the Group were entitled to a transitional preferential tax rate of 24% for fiscal year 2011 based on Regulations on Special Economic Zones in Guangdong Province. From 2012, the three Shenzhen branches of the Group applied a unified income tax rate of 25%.

The CIT Law also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside the PRC. The 10% withholding tax rate can be reduced based on the tax arrangement or tax treaties between China and other jurisdictions. Undistributed earnings generated before January 1, 2008 are exempted from withholding tax when such earnings are distributed to the foreign investor in 2008 or thereafter. The Group's foreign invested subsidiaries and its VIEs are permanently reinvesting their earnings and, as such, under ASC subtopic 740-30, Income Taxes: Other Considerations or Special Areas, the Company has not recorded deferred tax liabilities on the outside basis in its foreign invested subsidiaries and VIEs. The cumulative amount of the temporary differences related to investments in foreign subsidiaries and VIEs was RMB118 million and RMB109 million as at December 31, 2011 and 2012, respectively. It is not practicable for the Group to estimate the amount of unrecognized deferred tax liabilities.

Under the CIT Law, a company incorporated outside of the PRC, but having effective management in the PRC will be considered a PRC tax resident and will be subject to PRC CIT on its worldwide income. The Implementation Regulations of the new CIT Law further define effective management as the "substantive comprehensive management and control of the production, business, personnel, finance and assets of a company". As of December 31, 2012, Expedia, Inc., through Expedia Asia-Pacific, controls approximately 83% of the voting power of the Company. Accordingly, Expedia generally is able to exercise control over all matters requiring approval by our Board of Directors or our shareholders. If the PRC tax authorities treat eLong, Inc. as a PRC tax resident, the Company would be subject to PRC CIT on its worldwide income and such determination may have retroactive effect.

The Group's consolidated income/(loss) before income tax expenses/(benefit) consisted of:

	For the year ended December 31,
	2010	2011	2012
Cayman	(39,345,451)	(30,010,398)	8,452,012
China	66,866,024	80,657,817	(18,142,299)
Total	27,520,573	50,647,419	(9,690,287)

Income tax expense/(benefit) attributable to income/(loss) from operations consisted of:

	For the year ended December 31,
	2010	2011	2012
Current	13,968,847	16,173,522	17,461,835
Deferred	(7,076,682)	(5,427,774)	(33,478,109)
Total	6,892,165	10,745,748	(16,016,274)

The significant components of deferred income tax benefit attributable to income/(loss) from operations for the years ended December 31, 2010, 2011 and 2012 were as follows:

	For the year ended December 31,
	2010	2011	2012
Deferred income tax benefit (excluding decrease in the valuation allowance for deferred tax assets)	(2,574,290)	(5,180,693)	(33,558,246)
Increase/(decrease) in the valuation allowance for deferred tax assets	(4,502,392)	(247,081)	80,137
Deferred income tax benefit	(7,076,682)	(5,427,774)	(33,478,109)

Income tax expense/(benefit) differed from the amounts computed by applying the PRC enterprise income tax rate of 25% for 2010, 2011 and 2012 to pretax income/(loss) from operations as a result of the following:

	For the year ended December 31,
	2010	2011	2012
Computed expected tax expense/(benefit) at PRC statutory rates	6,880,143	12,661,855	(2,422,822)
Increase (reduction) in income taxes resulting from:
Change in the valuation allowance for deferred tax assets allocated to income tax expense	(4,502,392)	(247,081)	80,137
Adjustment to deferred tax assets and liabilities for changes in enacted tax rates	(104,396)	264,341	(11,564,098)
Expired net operating loss carry forwards	1,030,521	135,631	49,255
Effect of differing tax rates in different jurisdictions inside PRC	(6,397,170)	(8,355,753)	1,274,237
Effect of differing tax rates in jurisdictions outside PRC	9,837,757	7,508,369	(2,067,506)
Prior year tax return true up	55,634	(1,802,466)	(1,810,759)
Non deductible entertainment expenses	113,613	137,064	170,020
Non deductible allowance for doubtful accounts	73,374	397,702	294,435
Others	(94,919)	46,086	(19,173)
Income tax expense/(benefit)	6,892,165	10,745,748	(16,016,274)

The significant increase of adjustment to deferred tax assets and liabilities for changes in enacted tax rates during the year ended December 31, 2012 was primarily due to the valuation of certain non-current deferred tax assets related to eLong Information. eLong Information enjoys a reduced CIT rate of 15% which will expire on December 31, 2013. Prior to approval of eLong Information's reapplication for HNTE certification for the period beyond 2013, eLong Information values the non-current deferred tax assets using the unified income tax rate of 25%, rather than the reduced CIT rate of 15%. This income tax benefit may be reversed in a future period depending upon the outcome of eLong Information's reapplication for HNTE certification.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years for underpayment of taxes due to computational errors made by the taxpayer or the withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined. In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group's 2007 to 2012 tax returns remain subject to examination by PRC tax authorities, which may be conducted at any time, and the results of which are unpredictable due to the broad discretion of PRC tax authorities. The Group did not have any unrecognized tax benefits for the year ended December 31, 2012. No interest or penalty related to unrecognized uncertain tax positions was recorded in the 2010, 2011 and 2012 consolidated financial statements.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below.

Deferred tax assets, current

	December 31,
	2011	2012
Deferred tax assets, current:
eCoupon program virtual cash liability	3,611,012	8,564,159
Accrued expenses	4,909,726	6,798,900
Advertising and promotional fee	2,780,768	-
Total gross deferred tax assets, current	11,301,506	15,363,059
Less: valuation allowance	(38,837)	(20,694)
Net deferred tax assets, current	11,262,669	15,342,365

Deferred tax assets, non-current

	December 31,
	2011	2012
Deferred tax assets, non-current:
Operating loss carryforwards	2,396,878	3,432,589
Property and equipment	176,508	251,204
Advertising and promotional fee	-	27,936,088
Total gross deferred tax assets, non-current	2,573,386	31,619,881
Less: valuation allowance	(484,381)	(582,661)
Net deferred tax assets, non-current	2,089,005	31,037,220
Deferred tax liabilities, non-current:
Software capitalization	490,789	40,591
Total deferred tax liabilities, non-current (included in "other liabilities")	490,789	40,591

The beginning of the year valuation allowance is adjusted for changes in circumstances that cause a reassessment in judgment of the realizability of deferred tax assets in future years. The decrease of valuation allowance was RMB3,680,149 for the year ended December 31, 2010, primarily due to the profitable position of eLong Information in 2010. There was no change of the beginning of the year valuation allowance for the years ended December 31, 2011 and 2012.

The gross amount of operating loss carryforwards which will expire between 2013 and 2017 are as follows: RMB285,867 in 2013, RMB753,895 in 2014, RMB561,302 in 2015, RMB6,847,027 in 2016 and RMB5,282,264 in 2017.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible or utilized. The Group considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible or can be utilized, management has provided valuation allowances of RMB523,218 and RMB603,355 as at December 31, 2011 and 2012, respectively.